SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Of Supplementary Cash Flow Information [Abstract]
Schedule of Disclosure Of Changes In Non-Cash Working Capital Items	Working Capital

	September 30,	December 31,
As at	2026	2025
Total Current Assets	15,295	9,890
Total Current Liabilities	9,349	6,314
Working Capital	5,946	3,576
Changes in Non-Cash Working Capital

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Accounts Receivable and Accrued Revenues	(902)	(177)	(1,864)	(542)
Income Tax Receivable	54	6	378	172
Inventories	(97)	(19)	(1,054)	421
Accounts Payable and Accrued Liabilities	841	(188)	1,116	(186)
Income Tax Payable	840	(22)	1,693	(304)
Total Change in Non-Cash Working Capital	736	(400)	269	(439)

Net Change in Non-Cash Working Capital – Operating Activities	624	(241)	170	(179)
Net Change in Non-Cash Working Capital – Investing Activities	112	(159)	99	(260)
Total Change in Non-Cash Working Capital	736	(400)	269	(439)

Schedule of Reconciliation of Liabilities to Cash Flows from Financing Activities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Repurchase Agreements Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2024	—	—	173	7,534	2,927
Acquisition	—	—	—	12	—
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	152	—	—
Repayment of Long-Term Debt	—	—	—	(195)	—
Principal Repayment of Leases	—	—	—	—	(266)
Proceeds on Repurchase Agreements	—	403	—	—	—
Repayment of Repurchase Agreements	—	(220)	—	—	—
Dividends Paid	(1,057)	—	—	—	—
Non-Cash Changes:
Divestiture of Short-Term Borrowings	—	—	(313)	—	—
Finance and Transaction Costs	—	—	—	(15)	—
Lease Additions	—	—	—	—	162
Lease Divestitures	—	—	—	—	(39)
Base Dividends Declared on Common Shares	1,047	—	—	—	—
Dividends Declared on Preferred Shares	12	—	—	—	—
Exchange Rate Movements and Other	—	(7)	(12)	(180)	88
As at September 30, 2025	2	176	—	7,156	2,872

As at December 31, 2025	—	401	—	11,032	3,175
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	—	—	—	(2,700)	—
Principal Repayment of Leases	—	—	—	—	(272)
Proceeds on Repurchase Agreements (1)	—	1,104	—	—	—
Repayment of Repurchase Agreements (1)	—	(1,006)	—	—	—
Dividends Paid	(1,193)	—	—	—	—
Non-Cash Changes:
Finance and Transaction Costs	—	—	—	8	—
Lease Additions	—	—	—	—	43
Lease Divestitures	—	—	—	—	(3)
Lease Modifications	—	—	—	—	28
Base Dividends Declared on Common Shares	1,191	—	—	—	—
Dividends Declared on Preferred Shares	2	—	—	—	—
Exchange Rate Movements and Other	—	(16)	—	207	32
As at September 30, 2026	—	483	—	8,547	3,003
(1)Includes proceeds and repayments of $843 million and $745 million, respectively, that primarily relate to RINs.